VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

VOYA MAP PLUS NPSM

A GROUP DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

(“THE CONTRACT” OR “CONTRACTS”)

issued to

Plans Established by Eligible Organizations Under Tax Code Sections 401(a),
401(k), 403(a), 403(b) and 457, including Roth 401(k), Roth 403(b)
and Roth 457(b) Plans

UPDATING SUMMARY PROSPECTUS

May 1, 2025

____________________________________________________________________________

There is one class of Contract described in this updating summary prospectus (“summary prospectus”). The Contract is issued in connection with plans established by eligible organizations under Tax Code Sections 401(a), 401(k), 403(b) and 457, including Roth 401(k), Roth 403(b), and Roth 457(b) plans.

The full prospectus for the Contract (the “full Contract Prospectus”) contains more information about the Contracts, including the features, benefits, and risks. You can find the current prospectus and other information about the Contracts online at https://prospectus.voya.com/MAPPlusNP. You can also obtain this information at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the U.S. Securities and Exchange Commission’s staff and is available at https://www.investor.gov/.

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved this Contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

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SPECIAL TERMS USED IN THIS SUMMARY PROSPECTUS

The following are some of the important terms used throughout this summary prospectus that have special meaning.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; less (2) any deductions from the Fixed Interest Options (e.g., withdrawals and fees); and plus (3) the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account C, which includes investment performance and fees deducted from the Subaccounts.

Contract or Contracts: The group or individual deferred fixed and variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Holder: The person to whom we issue the Contract. Generally, the Plan Sponsor or a trust.

Customer Service: The location from which we service the Contracts. The mailing address and telephone number of Customer Service is Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fixed Interest Options: The Guaranteed Accumulation Account, The Fixed Account II, and the Fixed Plus Account II A are Fixed Interest Options that may be available during the Accumulation Phase under some Contracts. Amounts allocated to the Guaranteed Accumulation Account are deposited in a nonunitized separate account established by the Company. Amounts allocated to the Fixed Interest Options are held in the Company’s General Account which supports insurance and annuity obligations.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account C or one of our other separate accounts.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

Loan Interest Rate Spread: The difference between the rate charged and the rate credited on loans under your Contract.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Purchase Payment: Collectively, the initial purchase payment and any additional purchase payment.

Purchase Payment Period (also called “Deposit Cycle” in the Contract): For installment Purchase Payments, the period of time it takes to complete the number of installment Purchase Payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 Purchase Payments are made. If only 11 Purchase Payments are made, the payment period is not completed until the twelfth Purchase payment is made. At any given time, the number of payment periods completed cannot exceed the number of Account Years completed, regardless of the number of payments made.

Subaccount: Division(s) of Variable Annuity Account C that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this summary prospectus.

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Variable Annuity Account C, the Separate Account: Voya Variable Annuity Account C, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account C is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”), as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account C. Each one invests in a specific mutual Fund.

Vested: The amount of money in a participant’s individual account attributable to participant contributions. In an employer-sponsored retirement plan (i.e., a 401(k) or 403(b) plan), the Vested amount may include employer matching contributions.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this summary prospectus is a summary of certain Contract features that have changed since May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract.

•	Fee Table

•	Loans that have a 0.0% Loan Interest Rate Spread may be subject to a loan initiation fee. The loan initiation fee will be deducted from the Vested individual Account Value during the first month of the loan period. We reserve the right to change the fee charged for loan initiation, but not to exceed $125 per loan.
•	Loans that have a 0.0% Loan Interest Rate Spread may also be subject to an annual loan administration fee (in addition to a loan initiation fee). The annual loan administration fee may apply to each outstanding loan and, if applied, will be deducted from the Vested individual Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan maintenance, but the fee will not exceed $50.

•	Investment Options

•	The Franklin Small Cap Value VIP Fund is closed to new investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this Fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
•	Effective July 12, 2024, the Voya Balanced Portfolio (Class I) merged into the Voya Balanced Income Portfolio (Class I).
•	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I) merged into the Voya Solution Conservative Portfolio (Class I).
•	Effective July 12, 2024, the Voya Solution Moderately Conservative Portfolio (Class I ) merged into the Voya Solution Conservative Portfolio (Class I).
•	Effective July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I) merged into the Voya Solution Aggressive Portfolio (Class I).
•	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I) merged into the Voya Solution Balanced Portfolio (Class I).
•	On August 2, 2024, a supplement was filed to correct certain information in the CURRENT EXPENSES and AVERAGE ANNUAL TOTAL RETURNS sections of APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT for the period ended December 31, 2023.
•	Effective August 28, 2024, the MainStay CBRE Real Estate Fund (Class A) changed its name to the NYLI CBRE Real Estate Fund (Class A).
•	Effective August 28, 2024, the MainStay Winslow Large Cap Growth Fund (Class R3) changed its name to the NYLI Winslow Large Cap Growth Fund (Class R3).
•	On August 30, 2024, a supplement was filed regarding the July 9, 2024 Definitive Agreement between Amundi Asset Management US, Inc., (the “Adviser”), investment adviser to the Pioneer High Yield Fund (Class A) and the Pioneer Strategic Income Fund (Class A) and currently an indirect, wholly-owned subsidiary of Amundi and Victory Capital Holdings, Inc. (“Victory Capital”), to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital.
•	Effective October 4, 2024, the Columbia High Yield Bond Fund (Advisor Class) converted to the Columbia High Yield Bond Fund (Institutional Class) and exchange it to the Columbia High Yield Bond Fund (Class S).
•	Effective October 4, 2024, the Columbia Large Cap Value Fund (Advisor Class) converted to the Columbia Large Cap Value Fund (Institutional Class).
•	Effective December 20, 2024, the Invesco Capital Appreciation Fund changed its name to the Invesco Discovery Large Cap Fund.
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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES
Charges for Early Withdrawals

If the Investor withdraws money from the Contract within ten (10) years following a specified date, the Investor can be assessed an early withdrawal charge equal to a maximum of 7% of the amount withdrawn. The specified date referenced in the preceding sentence can vary depending on the terms of the Contract and will be either: (1) the date the individual account was established; (2) the date the Contract was established; or (3) the number of completed Purchase Payment Periods.

For example, if you make an early withdrawal from your Contract, you could pay a surrender charge of up to $7,000 on a $100,000 investment.

Please also note that withdrawals from the Guaranteed Accumulation Account are subject to a Market Value Adjustment, which can be either positive or negative (see APPENDIX B in the full Contract Prospectus).

See “FEE TABLES – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge” in the full Contract Prospectus.

Transaction Charges

•  In addition to the early withdrawal charge, the Investor may also be charged for other transactions. If you take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan;

•  Certain Funds may impose redemption fees as a result of withdrawals, transfers, or other Fund transactions you may initiate; and

•  Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from the Contract value.

See “FEE TABLES – Transaction Expenses” and “CHARGES AND FEES” in the full Contract Prospectus.

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FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract), or an Annual Loan administration fee is charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.25%[1,2]	3.55%[1,2]
	Investment Options (Portfolio Company fees and expenses)	0.27%[3]	1.62%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add early withdrawal charges that substantially increase costs.

	Lowest Annual Cost Estimate: $2,761	Highest Annual Cost Estimate: $3,665

Assumes:

•    Investment of $100,000;

•    5% annual appreciation;

•    No optional benefits;

•    Fees and expenses of least expensive Fund;

•    No sales charges or advisory fees; and

•    No additional Purchase Payments, transfers or withdrawals.

Assumes:

•    Investment of $100,000;

•    5% annual appreciation;

•    Fees and expenses of most expensive Fund;

•    Transferred Asset Benefit Charge;

•    No sales charges or advisory fees; and

•    No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLES – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges” in the full Contract Prospectus.

[1]	As a percentage of average Account Value.
[2]	The base contract expenses include (1) a mortality and expense risk charge, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit and any guaranteed death benefit; (2) a $30 annual maintenance fee, (0.1848467% when converted to an annual percentage), which helps defray the administrative expenses we incur in establishing and maintaining the accounts, and may be reduced or eliminated in certain circumstances; and (3) a daily asset charge, which compensates us for the risks we assume under the Contracts and the expenses we expect to incur in administering the Contract. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024, and will vary from year to year.
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RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract Prospectus.
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract Prospectus.

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See ‘THE INVESTMENT OPTIONS – The Variable Investment Options” and “APPENDIX B, APPENDIX C and APPENDIX D” in the full Contract Prospectus and “APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT” to this summary prospectus.

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account” in the full Contract Prospectus.

RESTRICTIONS
Investment Options

•   Generally, the Contract Holder or you, if permitted by the plan, may select no more than 25 investment options at enrollment. Thereafter, more than 25 investment options can be selected at any one time;

•   Some Subaccounts and Fixed Interest Options may not be available through certain Contracts, your plan or in some states. See your Contract or certificate for any state specific variations;

•   Not all Fixed Interest Options may be available for current or future investment;

•   There are certain restrictions on transfers from the Fixed Interest Options;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT – Limits on Frequent or Disruptive Transfers” in the full Contract Prospectus.

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RESTRICTIONS (continued from the previous page)
Optional Benefits

•   We may discontinue or restrict the availability of an optional benefit;

•   The availability of certain benefits may vary based on employer and state approval;

•   The Transferred Asset Benefit Charge only applies if the Contract Holder has elected this option. If elected, the charge will apply to all participants under the Contract; and

•   If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “CHARGES AND FEES - Subaccount Administrative Adjustment Charge - Transferred Asset Benefit Charge,” “THE CONTRACT – Contract Provisions and Limitations – The Asset Rebalancing Program,” “DEATH BENEFIT – Death Benefit Options,” “SYSTEMATIC DISTRIBUTION OPTIONS – Availability of Systematic Distribution Options” and “LOANS – Availability” in the full Contract Prospectus.

TAXES
Tax Implications

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS” in the full Contract Prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation

•   We pay compensation to broker/dealers whose registered representatives sell the Contract.

•   Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•   Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS – Contract Distribution” in the full Contract Prospectus.

Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract Prospectus.

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APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=usp&cid=voyavpx&fid=92912K216. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks long-term growth of capital.	AB Relative Value Fund (Class A)[1] Investment Adviser: AllianceBernstein L.P.	0.90%	0.20%	1.10%	12.68%	9.48%	9.31%
Seeks long-term capital appreciation.	Alger Capital Appreciation Fund (Class A)[1] Investment Adviser: Fred Alger Management, LLC	1.28%	0.10%	1.38%	49.70%	17.64%	15.30%
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)[1] Investment Adviser: Fred Alger Management, LLC	1.09%	0.10%	1.19%	25.94%	14.92%	13.40%
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund (Investor Shares)[1] Investment Adviser: Saturna Capital Corporation	0.87%	0.25%	1.12%	15.75%	15.42%	14.46%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund (Investor Shares)[2] Investment Adviser: Saturna Capital Corporation	1.02%	0.25%	1.27%	12.88%	10.31%	9.62%
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)[2] Investment Adviser: American Century Investment Management, Inc.	0.54%	0.35%	0.89%	1.68%	1.52%	1.82%
Seeks to provide (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.	American Funds® - American Balanced Fund® (Class R3)[2] Investment Adviser: Capital Research and Management CompanySM	0.89%	N/A	N/A	14.57%	7.77%	7.77%
Seeks to provide long-term growth of capital while providing current income.	American Funds® - Capital World Growth and Income Fund® (Class R3)[2] Investment Adviser: Capital Research and Management CompanySM	1.06%	N/A	N/A	13.53%	8.21%	7.87%
Seeks to provide long-term growth of capital.	American Funds® - EuroPacific Growth Fund® (Class R3)[2] Investment Adviser: Capital Research and Management CompanySM	1.12%	N/A	N/A	4.36%	3.27%	4.98%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[2]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks to achieve long-term growth of capital and income.	American Funds® - Fundamental Investors® (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	0.93%	N/A	N/A	22.63%	12.31%	11.63%
Seeks to provide long-term growth of capital. However future income will remain a consideration in the management of the Fund.	American Funds® - New Perspective Fund® (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	1.06%	N/A	N/A	16.39%	10.75%	10.75%
Seeks to provide growth of capital.	American Funds® - The Growth Fund of America® (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	0.94%	N/A	N/A	28.02%	14.58%	13.29%
Seeks to provide current income while secondarily striving for capital growth.	American Funds® - The Income Fund of America® (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	0.91%	N/A	N/A	10.52%	6.22%	6.34%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® - Washington Mutual Investors FundSM (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	0.91%	N/A	N/A	18.57%	11.68%	10.96%
Seeks long-term capital appreciation.	Ariel Appreciation Fund (Investor Class)[3] Investment Adviser: Ariel Investments, LLC	1.13%	0.35%	1.48%	6.30%	6.83%	6.13%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[3]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Ariel Fund (Investor Class)[4] Investment Adviser: Ariel Investments, LLC	0.99%	0.35%	1.34%	11.79%	8.56%	7.62%
Seeks maximum long-term capital growth.	Artisan International Fund (Investor Class)[4] Investment Adviser: Artisan Partners Limited Partnership	1.19%	0.25%	1.44%	10.64%	3.58%	4.56%
Seeks long-term total return and current income.	BlackRock Equity Dividend Fund (Investor A)[4] Investment Adviser: BlackRock Advisors, LLC	0.94%	0.10%	1.04%	9.55%	7.98%	8.81%
Seeks capital appreciation and, secondarily, income by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Investor A)[4] Investment Adviser: BlackRock Advisors, LLC	1.00%	0.10%	1.10%	9.11%	9.59%	8.59%
Seeks long-term capital appreciation.	Columbia Acorn® Fund (Class A)[4] Investment Adviser: Columbia Wanger Asset Management, LLC	1.08%	0.20%	1.28%	14.15%	5.18%	7.59%
Seeks to provide shareholders with high level of current income as its primary objective and, as its secondary objective, capital growth.	Columbia High Yield Bond Fund (Class S)***,[4] Investment Adviser: Columbia Management Investment Advisers, LLC	0.73%	N/A	N/A	6.95%	3.28%	4.30%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective October 4, 2024, the Columbia High Yield Bond Fund (Advisor Class) converted to the Columbia High Yield Bond Fund (Institutional Class) and exchanged it to the Columbia High Yield Bond Fund (Class S).
[4]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks to provide shareholders with a high level of current income and as a secondary objective, steady growth of capital.	Columbia Large Cap Value Fund (Institutional Class)***,[5] Investment Adviser: Columbia Management Investment Advisers, LLC	0.72%	N/A	N/A	15.78%	9.61%	9.21%
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund (Class A)[5] Investment Adviser: Columbia Management Investment Advisers, LLC	1.15%	0.20%	1.35%	12.86%	9.62%	8.22%
Seeks long-term growth of principal and income.	Dodge & Cox International Stock Fund (Class I)[5,6] Investment Adviser: Dodge & Cox	0.62%	0.50%	1.12%	3.80%	5.06%	4.37%
Seeks long-term growth of principal and income. A secondary objective is to achieve a reasonable current income.	Dodge & Cox Stock Fund (Class I)[6] Investment Adviser: Dodge & Cox	0.51%	0.50%	1.01%	14.51%	11.99%	10.85%
Seeks total return.	Eaton Vance Large-Cap Value Fund (Class R)[5,7] Investment Adviser: Boston Management and Research (BMR), a subsidiary of Eaton Vance Management. Investment adviser to the Large-Cap Value Portfolio	1.28%	N/A	N/A	11.20%	7.99%	8.11%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective October 4, 2024, the Columbia High Yield Bond Fund (Advisor Class) converted to the Columbia High Yield Bond Fund (Institutional Class) and exchanged it to the Columbia High Yield Bond Fund (Class S).
[5]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[6]	Dodge & Cox International Stock Fund is only available to plans offering the Fund prior to January 16, 2015.
[7]	Eaton Vance Large-Cap Value Fund invests all of its investable assets in interests in Large-Cap Value Portfolio, which has the same investment objective and policies as the Fund.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks capital appreciation.	Fidelity Advisor® New Insights Fund (Class I)[8] Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadviser(s): FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.40%	0.40%	0.80%	35.22%	15.66%	13.68%
Seeks a high level of current income. The Fund may also seek capital appreciation.	Fidelity Advisor® Strategic Income Fund (Class A)[8] Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadviser(s): FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.96%	N/A	N/A	5.68%	2.59%	3.44%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[8]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
USP.109860-25	14

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.56%	0.40%	0.96%	33.79%	17.04%	13.62%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.47%	0.40%	0.87%	15.35%	10.08%	9.21%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
USP.109860-25	15

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.58%	0.40%	0.98%	30.39%	18.93%	16.63%
Seeks capital appreciation.	Franklin Mutual Global Discovery Fund (Class R)[9] Investment Adviser: Franklin Mutual Advisers, LLC	1.46%	N/A	N/A	4.32%	6.09%	5.74%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[10] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	0.20%	1.11%	11.71%	8.36%	8.17%
Seeks long-term capital growth.	Franklin Small-Mid Cap Growth Fund (Class A)[9] Investment Adviser: Franklin Advisers, Inc.	0.86%	0.20%	1.06%	11.36%	9.99%	9.66%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[9]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[10]	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this Fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
USP.109860-25	16

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class) Investment Adviser: Impax Asset Management LLC	0.92%	0.20%	1.12%	7.50%	6.38%	6.52%
Seeks capital appreciation.	Invesco Developing Markets Fund (Class A)[11,12] Investment Adviser: Invesco Advisers, Inc.	1.26%	0.15%	1.41%	-1.39%	-2.31%	1.84%
Seeks capital appreciation.	Invesco Discovery Large Cap Fund (Class A)***,11 Investment Adviser: Invesco Advisers, Inc.	1.21%	0.15%	1.36%	33.63%	15.53%	12.73%
Seeks capital appreciation.	Invesco Gold & Special Minerals Fund (Class A)[11] Investment Adviser: Invesco Advisers, Inc.	1.10%	0.15%	1.25%	13.06%	5.74%	8.45%
Seeks long-term growth of capital.	Invesco HealthCare Fund (Investor Class)[11] Investment Adviser: Invesco Advisers, Inc.	1.06%	0.15%	1.21%	3.97%	3.53%	5.17%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective December 20, 2024, the Invesco Capital Appreciation Fund changed its name to Invesco Discovery Large Cap Fund.
[11]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[12]	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013.

USP.109860-25	17

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks total return.	Invesco International Bond Fund (Class A)[13] Investment Adviser: Invesco Advisers, Inc.	1.05%	0.15%	1.20%	1.93%	-1.38%	0.85%
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund® (Class A)[13] Investment Adviser: Invesco Advisers, Inc.	1.06%	0.15%	1.21%	17.07%	9.04%	7.99%
Seeks long-term growth of capital.	Invesco Small Cap Value Fund (Class A)[13] Investment Adviser: Invesco Advisers, Inc.	1.12%	0.20%	1.32%	24.53%	19.29%	11.76%
Seeks long-term capital appreciation.	Lazard Emerging Markets Equity Portfolio (Open Shares)[13,14] Investment Adviser: Lazard Asset Management LLC	1.34%	0.20%	1.54%	7.35%	3.12%	3.21%
Seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond Debenture Fund (Class R4) Investment Adviser: Lord, Abbett & Co. LLC	0.89%	N/A	N/A	6.75%	1.98%	3.74%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[13]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[14]	The Lazard Emerging Markets Equity Portfolio is only available to plans offering the portfolio prior to July 19, 2010.

USP.109860-25	18

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks to deliver current income and the opportunity for capital appreciation by investing primarily in U.S. investment grade corporate, government, and mortgage- and asset-backed securities.	Lord Abbett Core Fixed Income Fund (Class A)[15,16] Investment Adviser: Lord, Abbett & Co. LLC	0.56%	0.20%	0.76%	2.01%	-0.10%	1.21%
Seeks to deliver long-term growth of capital by investing primarily in stocks of small U.S. companies.	Lord Abbett Developing Growth Fund (Class A)[15] Investment Adviser: Lord, Abbett & Co. LLC	0.94%	0.20%	1.14%	21.89%	7.26%	8.53%
Seeks to deliver long-term growth of capital by investing primarily in stocks of U.S. companies.	Lord Abbett Fundamental Equity Fund (Class A)[15] Investment Adviser: Lord, Abbett & Co. LLC	0.94%	0.20%	1.14%	20.59%	10.34%	8.81%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Mid Cap Stock Fund (Class A)[15,17] Investment Adviser: Lord, Abbett & Co. LLC	1.03%	0.20%	1.23%	15.05%	9.37%	7.06%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[15]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[16]	The Lord Abbett Core Fixed Income Fund is only available to plans offering the Fund prior to December 31, 2015.
[17]	The Lord Abbett Mid Cap Stock Fund is only available to plans offering the Fund prior to September 1, 2005.
USP.109860-25	19

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks to deliver long-term growth of capital by investing primarily in stocks of small U.S. companies.	Lord Abbett Small-Cap Value Fund (Class A)[18,19] Investment Adviser: Lord, Abbett & Co. LLC	1.19%	0.20%	1.39%	12.85%	6.80%	6.42%
Seeks total return.	NYLI CBRE Real Estate Fund (Class A)***,[18] Investment Adviser: New York Life Investment Management LLC Subadviser: CBRE Investment Management	1.18%	N/A	N/A	1.52%	3.19%	4.35%
Seeks long-term growth of capital.	NYLI Winslow Large Cap Growth Fund (Class R3)****,[18] Investment Adviser: New York Life Investment Management LLC Subadviser: Winslow Capital Management, Inc.	1.33%	N/A	N/A	28.93%	16.25%	14.64%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective August 28, 2024, the MainStay CBRE Real Estate Fund (Class A) changed its name to the NYLI CBRE Real Estate Fund (Class A).
****	Effective August 28, 2024, the MainStay Winslow Large Cap Growth (Class R3) Fund changed its name to the NYLI Winslow Large Cap Growth Fund (Class R3).
[18]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[19]	The Lord Abbett Small-Cap Value Fund are only available to plans offering these Funds prior to September 1, 2005.
USP.109860-25	20

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks capital appreciation.	Massachusetts Investors Growth Stock Fund (Class A)[20] Investment Adviser: Massachusetts Financial Services Company	0.71%	0.25%	0.96%	16.33%	12.49%	13.24%
Seeks growth of capital.	Neuberger Berman Genesis Fund® (Trust Class)[20] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.09%	0.35%	1.44%	8.92%	8.36%	9.42%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Fund (Trust Class)[20,21] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.06%	0.35%	1.41%	27.93%	14.07%	11.43%
Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	PIMCO Income Fund (Class A) Investment Adviser: Pacific Investment Management Company LLC	1.23%	N/A	N/A	5.01%	2.49%	3.86%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Admin Class) Investment Adviser: Pacific Investment Management Company LLC	0.84%	0.25%	1.09%	2.13%	1.93%	2.16%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[20]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[21]	The Neuberger Berman Sustainable Equity Fund is closed to new retirement plans.
USP.109860-25	21

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Maximize total return through a combination of income and capital appreciation.	Pioneer High Yield Fund (Class A)***,22 Investment Adviser: Amundi Asset Management US, Inc.	1.11%	0.20%	1.31%	8.37%	3.06%	4.14%
Seeks a high level of current income.	Pioneer Strategic Income Fund (Class A)***,22 Investment Adviser: Amundi Asset Management US, Inc.	1.11%	0.20%	1.31%	4.32%	1.46%	2.63%
Seeks long-term growth of capital and current income.	Royce Small-Cap Total Return Fund (Service Class)[22] Investment Adviser: Royce	1.53%	0.35%	1.88%	9.69%	8.82%	7.99%
Seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.	T. Rowe Price Mid-Cap Value Fund (Class R)[22,23] Investment Adviser: T. Rowe Price Associates, Inc.	1.35%	N/A	N/A	15.69%	12.03%	9.44%
Seeks long-term capital growth.	Templeton Foreign Fund (Class A)[22] Investment Adviser: Templeton Global Advisors Limited	1.10%	0.20%	1.30%	-2.48%	3.35%	3.19%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).
[22]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[23]	The T. Rowe Price Mid-Cap Value Fund is only available to plans offering the Fund prior to February 25, 2005.
USP.109860-25	22

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks long-term growth of capital.	The Hartford International Opportunities Fund (Class R4)[24,25] Investment Adviser: Hartford Funds Management Company, LLC (“HFMC”) Subadviser: Wellington Management Company, LLP	1.11%	0.10%	1.21%	8.09%	4.91%	5.06%
Seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income.	Thornburg International Equity Fund (Class R4)[24] Investment Adviser: Thornburg Investment Management, Inc. (“Thornburg”)	1.16%	0.10%	1.26%	11.27%	7.02%	6.44%
Seeks long-term capital appreciation and income growth.	Vanguard® Diversified Value Portfolio[24,26] Investment Adviser: Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley), Lazard Asset Management LLC (Lazard)	0.29%	0.60%	0.89%	14.89%	12.24%	9.76%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
[24]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[25]	The Hartford International Opportunities Fund is closed to new retirement plans.
[26]	Vanguard is a trademark of The Vanguard Group, Inc.
USP.109860-25	23

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Portfolio[27,28] Investment Adviser: Wellington Management Company LLP (Wellington Management, The Vanguard Group, Inc. (Vanguard)	0.27%	0.60%	0.87%	15.05%	9.87%	9.97%
Seeks to provide long-term capital appreciation.	Vanguard® Small Company Growth Portfolio[27,28] Investment Adviser: ArrowMark Partners, Vanguard Quantitative Equity Group	0.29%	0.60%	0.89%	11.38%	6.96%	8.66%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[27,29] Investment Adviser: Victory Capital Management Inc.	0.90%	0.10%	1.00%	9.87%	10.72%	10.42%
Seeks to provide capital appreciation.	Victory Sycamore Small Company Opportunity Fund (Class R) Investment Adviser: Victory Capital Management Inc.	1.46%	0.60%	2.06%	4.95%	7.08%	8.74%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[27]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[28]	Vanguard is a trademark of The Vanguard Group, Inc.
[29]	The Victory Sycamore Established Value Fund is closed to new retirement investors. The Fund will continue to be available for investment by existing investors and through retirement plans that currently offer the Fund.

USP.109860-25	24

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	Virtus NFJ Dividend Value Fund (Class A)[30] Investment Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group, LLC	1.02%	0.20%	1.22%	4.94%	6.22%	6.38%
Seeks long-term growth of capital and income.	Virtus NFJ Small-Cap Value Fund (Class A)[30] Investment Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group, LLC	1.17%	0.20%	1.37%	5.65%	5.23%	4.81%
Seeks to maximize income while maintaining prospects for capital appreciation.	Voya Balanced Income Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	0.25%	0.86%	13.00%	4.23%	5.27%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.93%	N/A	N/A	-1.22%	-2.48%	0.28%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective July 12, 2024, the Voya Balanced Portfolio (Class I) merged into the Voya Balanced Income Portfolio (Class I).
[30]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
USP.109860-25	25

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	0.25%	1.00%	9.31%	7.80%	9.02%
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A)[31] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.84%	N/A	N/A	1.49%	-0.45%	0.84%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[31]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
USP.109860-25	26

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[32] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	0.50%	0.93%	4.95%	2.28%	1.57%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)[33] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	0.35%	1.02%	23.85%	15.28%	12.56%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[32]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
[33]	The Voya Growth and Income Portfolio is only available to those Contracts that were offering the ING Opportunistic LargeCap Portfolio (Class I) as of August 20, 2010.

USP.109860-25	27

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class S)[34] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	0.10%	1.02%	23.56%	14.98%	12.27%
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	0.10%	0.82%	7.30%	3.13%	4.50%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	0.40%	0.95%	25.20%	13.87%	12.39%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	0.40%	1.00%	9.91%	8.69%	15.17%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[34]	The Voya Growth and Income Portfolio is only available to those Contracts that were offering the ING Growth and Income Portfolio II (Class S) as of August 7, 2009.
USP.109860-25	28

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	0.40%	1.00%	8.69%	8.38%	8.01%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2025 Portfolio (Class S2)[35] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	N/A	N/A	8.71%	5.13%	5.62%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[35]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.

USP.109860-25	29

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2030 Portfolio (Class S2)[36,37] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.63%	N/A	N/A	10.00%	5.94%	6.43%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[36]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[37]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
USP.109860-25	30

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2035 Portfolio (Class S2)[38] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.62%	N/A	N/A	11.77%	6.73%	6.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[38]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
USP.109860-25	31

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2040 Portfolio (Class S2)[39,40] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%	N/A	N/A	13.11%	7.88%	7.67%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[39]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[40]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
USP.109860-25	32

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio (Class S2)[41] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.63%	N/A	N/A	14.35%	8.51%	8.06%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[41]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
USP.109860-25	33

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2050 Portfolio (Class S2)[42,43] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	N/A	N/A	14.83%	8.55%	8.13%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[42]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[43]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
USP.109860-25	34

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2055 Portfolio (Class S2)[44] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	N/A	N/A	14.90%	8.62%	8.14%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[44]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
USP.109860-25	35

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2060 Portfolio (Class S2)[45,46] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	N/A	N/A	14.96%	8.71%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[45]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[46]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
USP.109860-25	36

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2065 Portfolio (Class S2)[47,48] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	N/A	N/A	15.03%	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio (Class S2)[47] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	N/A	N/A	6.49%	3.36%	3.76%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[47]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[48]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
USP.109860-25	37

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk.	Voya Intermediate Bond Fund (Class A)[49] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	N/A	N/A	2.50%	-0.13%	1.64%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	0.35%	0.90%	2.82%	0.17%	1.97%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class S)[50] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.99%	N/A	N/A	7.09%	4.31%	3.85%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[49]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[50]	This Fund employs a managed volatility strategy. See “INVESTMENT OPTIONS - The Variable Investment Options - Funds With Managed Volatility Strategies” for more information.
USP.109860-25	38

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	0.25%	0.71%	3.03%	4.39%	4.95%
A non-diversified Fund that seeks long-term capital appreciation.	Voya Large-Cap Growth Fund (Class A)[51] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.84%	N/A	N/A	34.62%	14.87%	13.91%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)[52] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	N/A	N/A	34.80%	15.11%	14.26%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[51]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[52]	This Fund is only available to those Contracts that were offering the ING Lord Abbett Growth and Income Portfolio (Class I) and the ING Pioneer Equity Income Portfolio (Class I) prior to January 21, 2011. Class S shares remain available for investment under the Contract.
USP.109860-25	39

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	N/A	N/A	34.53%	14.82%	13.97%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Fund (Class A)[53] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.10%	N/A	N/A	16.52%	11.11%	8.99%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I)[54] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	N/A	N/A	17.06%	11.70%	9.50%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[53]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[54]	This Fund is only available to those Contracts that were offering the ING Pioneer Equity Income Portfolio (Class I) and/or the Pioneer Mid Cap Value VCT Portfolio (Class I) prior to July 27, 2007. Class S shares remain available for investment under the Contract.
USP.109860-25	40

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.94%	0.35%	1.29%	16.89%	11.40%	9.22%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	0.15%	0.90%	15.91%	11.16%	10.60%
Seeks maximum long-term capital appreciation.	Voya Multi-Manager International Small Cap Fund (Class A)[55] Investment Adviser: Voya Investments, LLC Subadviser: Acadian Asset Management LLC and Victory Capital Management Inc.	1.53%	N/A	N/A	5.56%	5.45%	6.21%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[55]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
USP.109860-25	41

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	N/A	N/A	34.26%	19.70%	17.26%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	0.25%	0.61%	26.95%	15.31%	13.63%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.59%	N/A	N/A	14.66%	8.11%	8.06%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
USP.109860-25	42

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	0.25%	0.65%	14.90%	9.53%	9.22%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	0.25%	0.70%	11.13%	7.05%	7.51%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	N/A	N/A	10.56%	6.97%	7.42%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
USP.109860-25	43

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	0.20%	1.06%	18.90%	7.90%	7.51%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S2)[56] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.12%	N/A	N/A	8.44%	4.92%	5.53%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[56]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
USP.109860-25	44

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class S2)[57,58] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.12%	N/A	N/A	10.11%	5.98%	6.40%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[57]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[58]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
USP.109860-25	45

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S2)[59] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.21%	N/A	N/A	11.68%	6.77%	6.87%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[59]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal.	Voya Solution 2040 Portfolio (Class S2)[60,61] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.13%	N/A	N/A	13.12%	7.87%	7.61%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[60]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[61]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S2)[62] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.15%	N/A	N/A	14.13%	8.38%	7.75%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[62]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class S2)[63,64] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	N/A	N/A	15.18%	8.91%	8.40%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[63]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[64]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal.	Voya Solution 2055 Portfolio (Class S2)[65] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.18%	N/A	N/A	14.90%	8.51%	7.87%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[65]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class S2)[66,67] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.18%	N/A	N/A	14.90%	8.44%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[66]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[67]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class S2)[68,69] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.18%	N/A	N/A	14.99%	N/A	N/A
Seeks to provide capital appreciation.	Voya Solution Aggressive Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	0.15%	1.04%	17.47%	9.74%	8.75%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I) merged into the Voya Solution Aggressive Portfolio (Class I).
[68]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[69]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Solution Balanced Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	0.15%	0.95%	12.66%	6.89%	6.71%
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Solution Conservative Portfolio (Class I)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	0.15%	0.81%	6.62%	3.29%	3.91%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S2)[70] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.08%	N/A	N/A	6.06%	3.36%	3.91%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I) merged into the Voya Solution Balanced Portfolio (Class I)
****	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I) merged into the Voya Solution Conservative Portfolio (Class I).
[70]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	0.25%	0.61%	0.80%	-0.65%	1.01%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%	N/A	N/A	8.02%	7.89%	8.28%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%	N/A	N/A	4.66%	8.03%	9.87%
Seeks total return including capital appreciation and current income.	VY® CBRE Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	1.00%	0.10%	1.10%	4.30%	4.24%	5.10%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.96%	N/A	N/A	23.07%	14.71%	12.56%
Seeks long-term growth of capital.	VY® Columbia Small Cap Value II Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	1.18%	N/A	N/A	11.27%	9.91%	7.76%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	N/A	N/A	14.70%	11.29%	9.33%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.89%	N/A	N/A	11.71%	8.04%	7.07%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	0.10%	0.96%	16.15%	10.27%	8.83%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.44%	0.10%	1.54%	1.92%	-0.77%	3.70%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class S)[71] Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.10%	N/A	N/A	14.04%	8.39%	7.68%
Seeks capital growth over the long-term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.13%	0.10%	1.23%	10.74%	7.06%	7.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[71]	The VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the Fund prior to February 7, 2014.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	0.10%	0.99%	12.49%	10.35%	10.35%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)[72] Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%	N/A	N/A	23.92%	11.22%	11.94%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	N/A	N/A	23.45%	10.92%	11.65%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	0.10%	0.96%	11.45%	8.28%	8.17%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[72]	The VY® T. Rowe Price Diversified Mid Cap Growth Portfolio is only available to plans that were offering Class I prior to November 3, 2005. Class S shares remain available for investment under the Contract.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES + PLATFORM CHARGES**	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES		1 Year	5 Years	10 Years
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.96%	N/A	N/A	29.35%	12.89%	13.41%
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	0.20%	1.15%	14.18%	4.58%	8.12%
Seeks long-term capital appreciation.	Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	1.14%	0.20%	1.34%	-8.25%	-0.72%	3.07%
Seeks high current return.	Western Asset Mortgage Total Return Fund (Class A)[73] Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: Western Asset Management Company, LLC	0.96%	0.05%	1.01%	3.11%	-1.00%	1.05%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[73]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
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HOW TO GET MORE INFORMATION

This updating summary prospectus incorporates by reference the full Voya MAP Plus NPSM Contract prospectus and Statement of Additional Information, each dated May 1, 2025, as amended or supplemented. You can find these documents online at https://prospectus.voya.com/MAPPlusNP. You can also obtain these documents at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000002964

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